Investments and Derivative Instruments (International Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Document Period End Date	Dec. 31, 2012
Macro hedge program
Notional Amount	$ 169,762		$ 141,436
Fair Value	(279)		(458)
International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	63,085		33,726
Fair Value	169		750
Other Credit Derivatives [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	350		0
Fair Value	28		0
Foreign Exchange Forward [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	9,327	[1]	8,622	[1]
Fair Value	(87)	[1]	446	[1]
Currency options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	10,342		7,357
Fair Value	(24)		127
Equity futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,332		3,835
Fair Value	0		0
Equity options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	3,952		1,565
Fair Value	47		74
Equity swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,617		392
Fair Value	(12)		(8)
Customized swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	899		0
Fair Value	(11)		0
Interest rate futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	634		739
Fair Value	0		0
Interest Rate Swaps and Swaptions [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	32,632		11,216
Fair Value	$ 228		$ 111

[1]	As of December 31, 2012 and December 31, 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.